SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Summary of Share Option Activity) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2003 Option Plan and 2006 Share Incentive Plan [Member] | Stock Options [Member]
Options [Abstract]
Outstanding, beginning balance	7,080,670	5,766,928	5,196,132
Granted	497,250	2,236,000	1,989,500
Exercised	(1,012,438)	(794,182)	(1,337,574)
Forfeited	(191,856)	(122,076)	(79,630)
Cancelled	(101,990)	(6,000)	(1,500)
Outstanding, ending balance	6,271,636	7,080,670	5,766,928
Vested and exercisable, ending balance	2,924,886	2,044,384	1,329,628
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance	$ 11.9253	$ 9.3709	$ 5.8839
Granted	$ 13.6397	$ 16.2501	$ 16.8005
Exercised	$ 4.1641	$ 5.4085	$ 6.8249
Forfeited	$ 12.5589	$ 13.0759	$ 10.2435
Cancelled	$ 16.5634	$ 7.6418	$ 8.2183
Outstanding, ending balance	$ 13.2193	$ 11.9253	$ 9.3709
Vested and exercisable, ending balance	$ 11.0185	$ 7.8647	$ 5.1184
Weighted Average Remaining Contractual Life (years) [Abstract]
Outstanding, beginning balance	3.09	3.3	3.5
Outstanding, ending balance	2.45	3.09	3.3
Vested and exercisable, ending balance	1.89	2.28	2.1
Aggregate Intrinsic Value [Abstract]
Outstanding, beginning balance	$ 6.90	$ 64.06	$ 61.27
Outstanding, ending balance	7.72	6.90	64.06
Vested and exercisable, ending balance	$ 10.04	$ 10.29	$ 20.43